Revenue and Expenses, Accruals for Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Accruals for restructuring charges, beginning of period	$ 565	$ 1,214	$ 0
Restructuring charges	0	726	1,595
Changes in estimates	5	(650)	(96)
Payments and utilization	(404)	(725)	(285)
Accruals for restructuring charges, end of period	$ 166	$ 565	$ 1,214